Common Stock, Preferred Stock and Warrants	9 Months Ended		12 Months Ended
	Jan. 31, 2021	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Common Stock, Preferred Stock and Warrants

Note 8 - Common Stock

Our common stock has a par value of $0.001 per share. We are authorized to issue 500,000,000 shares of common stock. Each share of common stock is entitled to one vote.

Note 9 - Preferred Stock

Our Series A Preferred Stock (“Series A Stock”) is convertible to common stock at a ratio of 8.33 shares of common stock for each share of Series A Stock, and votes together with the common stock on an as-converted basis. The Series A Preferred Stock was originally issued under the Securities Exchange Agreement, as further described in Note 1. The Series A Stock was automatically converted into shares of common stock upon the effectiveness of our reverse stock split in August 2019, except for 208,704 shares which were subject to a limitation on the number of shares of common stock that can be held by the holder of those shares of Series A Stock. Conversions of Series A Stock into Common Stock since August 2019 are as follows:

Date	Series A	Common Stock
November 2020	50,000	416,500

Our Series B Preferred Stock (“Series B Stock”) is convertible into common stock at a ratio of 0.8334 shares of common stock for each share of Series B Stock held and votes together with the common stock on an as-converted basis. The Series B Preferred Stock was originally issued under the Exchange Agreement, as further described in Note 1. Conversions of Series B Stock into Common Stock are as follows:

Date	Series B	Common Stock
July 2019	240,000	200,000
November 2019	60,000	50,000
December 2019 January 2021	231,022 954,741	192,519 795,618

Note 10 - Warrants

In September 2019, we received $152,239 in connection with the exercise of 469,874 warrants which had been issued in May 2019 as part of the Share Exchange Agreement. We also assumed a fully vested, restricted stock unit agreement requiring the issuance of 41,667 shares of common stock in May 2021, as well as a warrant to purchase 5,556 shares of common stock at an exercise price of $60.00 per share. This warrant expires in March 2021.

In October 2020, the Company issued five-year warrants to purchase a total of 399,998 shares in connection with the issuance of $600,000 of convertible notes. The warrants have an initial exercise price of $1.50 which may be reduced to (i) a 25% discount of the price per share of Common Stock offered in a future qualified offering and also include a ratchet provision. The warrants were valued at $267,999 using the multinomial lattice model and are considered derivative liabilities under ASC 815-40.

In January 2021, the Company issued five-year warrants to purchase a total of 675,000 shares in connection with the issuance of $500,000 of convertible notes. The warrants have an initial exercise price of $1.50 which may be reduced to (i) a 25% discount of the price per share of Common Stock offered in a future qualified offering and also include a ratchet provision. The warrants were valued at $2,870,666 using the multinomial lattice model and are considered derivative liabilities under ASC 815-40.

The following table presents the assumptions used to estimate the fair values of the warrants:

January 31, 2021
Expected volatility	86-104%
Expected dividends	0%
Expected term	4.67-5 Years
Risk-free interest rate	0.10-0.41%

The following table summarizes the changes in warrants outstanding issued to non-employees of the Company during the nine months ended January 31, 2021.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Expiration Date (yrs)	Value if Exercised
Balance as of April 30, 2020	-	-	-	-	$-
Granted	1,074,998	1.50	4.17	5.00	1,612,497
Exercised	-	-	-	-	-
Cancelled/Expired	-	-	-	-	-
Outstanding as of January 31, 2021	1,074,998	$1.50	$4.17	4.87	$1,612,497

Note 8 – Common Stock

We are authorized to issue 500,000,000 shares of common stock. Each share of common stock is entitled to one vote.

Note 9 – Preferred Stock

Our Series A Preferred Stock (“Series A Stock”) is convertible to common stock at a ratio of 8.33 shares of common stock for each share of Series A Stock, and votes together with the common stock on an as-converted basis. The Series A Preferred Stock was originally issued under the Securities Exchange Agreement, as further described in Note 1. The Series A Stock was automatically converted into shares of common stock upon the effectiveness of our reverse stock split in August 2019, except for 208,704 shares which were subject to a limitation on the number of shares of common stock that can be held by the holder of those shares of Series A Stock.

Our Series B Preferred Stock (“Series B Stock”) is convertible into common stock at a ratio of 0.8334 shares of common stock for each share of Series B Stock held and votes together with the common stock on an as-converted basis. The Series B Preferred Stock was originally issued under the Exchange Agreement, as further described in Note 1. Conversions of Series B Stock into Common Stock are as follows:

Date	Series B	Common Stock
July 2019	240,000	200,000
November 2019	60,000	50,000
December 2019	231,022	192,519

Note 10 - Warrants

In May 2019, as part of the Share Exchange Agreement, we issued warrants to purchase 469,874 shares of common stock at an exercise price of $0.324 per share of common stock. The value of these warrants was considered to be a nominal amount at the time of issuance. In September 2019, we received $152,239 in connection with the exercise of these warrants. We also assumed a fully vested, restricted stock unit agreement requiring the issuance of 41,667 shares of common stock in May 2021, as well as a warrant to purchase 5,556 shares of common stock at an exercise price of $60.00 per share. This warrant expires in March 2021.

FAT SHARK HOLDINGS
Common Stock, Preferred Stock and Warrants

Note 3 – Stockholders’ Equity

Common Stock

There are 300,000 shares of common stock authorized for issuance by Fat Shark with each share having a par value of $0.05 per share and entitled to one vote. A total of 30,000 shares were issued in September 2017 for $30,000. These shares were repurchased in February 2019. No shares of Fat Shark common stock were outstanding at September 30, 2020.

Fat Shark holds 100 shares of the common stock of each of its subsidiaries which it acquired for a total cost of $200. This amount is included in additional paid in capital.

Preferred Stock

There are 700,000 shares of preferred stock authorized for issuance with each share having a par value of $0.05 per share and entitled to one vote.

Note 3 – Stockholders’ Equity

Common Stock

There are 300,000 shares of common stock authorized for issuance by Fat Shark with each share having a par value of $0.05 per share and entitled to one vote. A total of 30,000 shares were issued in September 2017 for $30,000. These shares were repurchased in February 2019. No shares of Fat Shark common stock were outstanding at December 31, 2019.

Fat Shark holds 100 shares of the common stock of each of its subsidiaries which it acquired for a total cost of $200. This amount is included in additional paid in capital.

Preferred Stock

There are 700,000 shares of preferred stock authorized for issuance with each share having a par value of $0.05 per share and entitled to one vote.